Fair value measurements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair value measurements
(30)	Fair value measurements
The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities as of December 31, 2019:
Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (note 27 and 28)
Aircraft fuel hedges	$—	$525	$—	$525
Interest rate derivatives	—	11	—	11
Investments	—	55,440	—	55,440
Assets of the benefits plan	—	204,527	—	204,527
Assets held for sale (1)	—	694,336	—	694,336
Revalued administrative property (note 13)	$—	$—	$111,112	$111,112

(1)	Represents the fair value of assets held for sale excluding costs to sell.

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Interest rate derivatives (notes 27 and 28)	$—	$1,289	$—	$1,289
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$5,454,688	$—	$5,454,688
The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities as of December 31, 2018:
Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (note 27 and 28)
Aircraft fuel hedges	$—	$2,566	$—	$2,566
Interest rate derivatives	—	4,890	—	4,890
Investments	—	67,306	—	67,306
Assets plan	—	178,594	—	178,594
Revalued administrative property (note 13)	$—	$—	$125,049	$125,049

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign currency derivatives (note 27 and 28)	$—	$(17)	$—	$(17)
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$4,022,707	$—	$4,022,707

Fair values hierarchy
The table below analyses financial instruments carried at fair value by valuation method. The different levels have been defined as follows:

Level 1	Observable inputs such as quoted prices in active markets

Level 2	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly: or

Level 3	inputs are unobservable inputs for the asset or liability.
For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re–assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Fair values have been determined for measurement and/or disclosure purposes based on the following methods.

(a)
The fair value of financial assets which changes in OCI is determined by reference to the present value of future principal and interest cash flows, discounted at a market based on interest rate at the reporting date.

(b)
The Group enters into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate contracts, foreign currency forward contracts and commodity contracts. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign currency spot and forward rates, interest rate curves and forward rate curves of the underlying commodity.

(c)
The fair value of short
–
term borrowings and long
–
term debt, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at a market-based interest rate at the reporting date.
For finance leases, the market rate is determined by reference to similar lease agreements.

(d)
The Group uses the revaluation model to measure its land and buildings which are composed of administrative properties. Management determined that this constitutes one class of asset under IAS 16, based on the nature, characteristics and risks of the property. The fair values of the properties were determined by using market comparable methods. This means that valuations performed by the appraisals are based on active market prices, adjusted for difference in the nature, location or condition of the specific property. The Group engaged accredited independent appraisals, to determine the fair value of its land and buildings.

Level 3 Fair value
The fair value measurements for our administrative property have been categorized as reasonable level 3 values based on the contributions to the valuation techniques used.
The following table shows a breakdown of the total recognized gains (losses) with respect to the fair values of level 3 (administrative property):

	December 31, 2019	December 31, 2018
Profit included in OCI
Change in fair value (not realized)	$2,761	$(20,448)
Change in fair value (realized)	—	—

Total gains (loss) included in OCI	$2,761	$(20,448)

Valuation technique and significant unobservable entries
The company revaluates its administrative property related to buildings and land every 3 years by country, for 2018 the administrative property located in Colombia appraised, for 2019 the administrative property located in El Salvador was appraised.

The following table shows the valuation technique used to measure the fair value of the administrative property, as well as the unobservable investment used.

Country	Valuation technique	Significant unobservable entries
El Salvador Year: 2019	The criteria for valuing the assets object of this offer was the fair value defined by IFRS (international financial reporting standards), as the value that corresponds to the price that would be received for selling an asset or paid to transfer a liability in a transaction, tender, orderly and mutual among duly informed market participants and on a specific date.	Consumer price index (2019: 111.09) Rental yields (2019: 8.49%) Square meter prices (2019: $1,193) Property purchase costs (2019: 9.21%)

Colombia Year: 2018	Market comparison approach: a method of assessing property by analyzing the prices of similar properties sold in the past and then making adjustments based on differences between the properties and the relative age of the other sale.
Expected market rental growth: (2018: 1%
-2%)

Employment rate (2018: weighted average of 87%)

Construction GDP (2018: weighted average of 1%.

Appreciation or depreciation of the Colombian peso against the US dollar 2018: (8.91%).